Earnings per Unit ("EPU") (Details) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended
	Jun. 30, 2019 tranche shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) $ / shares shares
Earnings per unit
Profit for the period		$ 8,213	$ 19,143	$ 22,382	$ 42,159
Profit attributable to Gaslog's operations					(2,650)
Partnership's profit		8,213	19,143	22,382	39,509
Paid and accrued preference unit distributions		(7,582)	(7,582)	(15,164)	(15,164)
Partnership's profit attributable to unitholders		631	11,561	7,218	24,345
Common units
Earnings per unit
Partnership's profit				7,063	23,858
Partnership's profit attributable to unitholders		$ 617	$ 11,329	$ 7,063	$ 23,858
Weighted average number of units outstanding (basic)
Weighted average number of units outstanding (basic) | shares		46,713,991	45,300,760	46,739,034	45,374,467
Earnings/(loss) per unit (basic)
Earnings per unit (basic) | $ / shares		$ 0.01	$ 0.25	$ 0.15	$ 0.53
Weighted average number of units outstanding (diluted)
Weighted average number of units outstanding (diluted) | shares		49,460,033	45,350,113	49,402,714	45,443,822
Earnings/(loss) per unit (diluted)
Earnings per unit (diluted) | $ / shares		$ 0.01	$ 0.25	$ 0.14	$ 0.52
Number of units issued | shares					2,532,911
General partner units
Earnings per unit
Partnership's profit				$ 155	$ 487
Partnership's profit attributable to unitholders		$ 14	$ 232	$ 155	$ 487
Weighted average number of units outstanding (basic)
Weighted average number of units outstanding (basic) | shares		1,021,336	930,387	1,021,336	928,967
Earnings/(loss) per unit (basic)
Earnings per unit (basic) | $ / shares		$ 0.01	$ 0.25	$ 0.15	$ 0.52
Weighted average number of units outstanding (diluted)
Weighted average number of units outstanding (diluted) | shares		1,021,336	930,387	1,021,336	928,967
Earnings/(loss) per unit (diluted)
Earnings per unit (diluted) | $ / shares		$ 0.01	$ 0.25	$ 0.15	$ 0.52
Class B units
Earnings/(loss) per unit (diluted)
Number of units issued | shares	2,490,000				2,490,000
Conversion ratio of class B units into common units	1
Number of tranches | tranche	6
Number of units issued in each tranche | shares	415,000